SEGMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from External Customer [Line Items]
Revenue from external customers	$ 5,044,297	$ 9,380,985	$ 8,432,511
Revenue from inter segment	0	93,442	23,956
Cost of revenue	3,631,578	6,841,136	4,669,191
Gross profit	1,412,719	2,539,849	3,763,320
Interest Expenses	4,951,064	5,835,450	2,862,429
Depreciation & amortization	2,091,321	2,409,762	1,361,211
Income tax recovery	100,902	574,209	861,864
Capital expenditure	0	0	17,437,223
Segment assets	63,626,733	87,859,701	96,201,626
Segment (loss) profit	(15,746,353)	967,249	(3,572,108)
Rental [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	2,796,853	8,019,186	7,090,140
Revenue from inter segment	0	93,442	23,956
Cost of revenue	2,191,587	6,325,094	3,899,012
Gross profit	605,266	1,694,092	3,191,128
Interest Expenses	4,805,579	5,809,605	2,659,131
Depreciation & amortization	2,079,376	2,402,707	1,341,355
Income tax recovery	0	574,209	786,857
Capital expenditure	0	0	17,311,573
Segment assets	56,563,896	83,520,852	92,514,173
Segment (loss) profit	(10,563,212)	1,487,226	(2,941,734)
Education [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	1,184,355	1,361,799	1,342,371
Revenue from inter segment	0	0	0
Cost of revenue	421,049	516,042	770,179
Gross profit	763,306	845,757	572,192
Interest Expenses	15,551	25,647	37,351
Depreciation & amortization	2,941	4,334	19,856
Income tax recovery	0	0	70,514
Capital expenditure	0	0	125,650
Segment assets	2,255,995	2,188,961	3,637,457
Segment (loss) profit	353,817	(330,147)	(452,205)
Others [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		0
Revenue from inter segment		0
Cost of revenue		0
Gross profit		0
Interest Expenses		0
Depreciation & amortization		2,721
Income tax recovery		0
Capital expenditure		0
Segment assets		2,074,416
Segment (loss) profit		(105,045)
Construction [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		0	0
Revenue from inter segment		0	0
Cost of revenue		0	0
Gross profit		0	0
Interest Expenses		0	6,154
Depreciation & amortization		0	0
Income tax recovery		0	0
Capital expenditure		0	0
Segment assets		73,860	0
Segment (loss) profit		(84,587)	(6,154)
Real Estate [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		0	0
Revenue from inter segment		0	0
Cost of revenue		0	0
Gross profit		0	0
Interest Expenses		198	159,792
Depreciation & amortization		0	0
Income tax recovery		0	4,493
Capital expenditure		0	0
Segment assets		1,612	49,996
Segment (loss) profit		$ (198)	$ (172,015)
Wholesale [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	1,063,089
Revenue from inter segment	0
Cost of revenue	1,018,942
Gross profit	44,147
Interest Expenses	184
Depreciation & amortization	0
Income tax recovery	960
Capital expenditure	0
Segment assets	1,280,351
Segment (loss) profit	36,147
Holding and other [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	0
Revenue from inter segment	0
Cost of revenue	0
Gross profit	0
Interest Expenses	129,751
Depreciation & amortization	9,004
Income tax recovery	99,942
Capital expenditure	0
Segment assets	3,526,491
Segment (loss) profit	$ (5,573,105)